Intangible Assets and Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 600,708	$ 612,926
Finite-Lived Intangible Assets, Accumulated Amortization	(157,616)	(92,525)
Amortizable intangible assets	443,092	520,401
Amortizable Intangible Liability
Finite-Lived Intangible Liabilities, Gross	(65,148)	(65,812)
Finite Lived Intangible Liabilities Accumulated Amortization	13,001	9,400
Finite Lived Intangible Liabilities Net	(52,147)	(56,412)
Contractual Rights [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	874	874
Finite-Lived Intangible Assets, Accumulated Amortization	(645)	(531)
Amortizable intangible assets	229	343
Franchise Rights [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	2,240	2,240
Finite-Lived Intangible Assets, Accumulated Amortization	(1,157)	(952)
Amortizable intangible assets	1,083	1,288
Leases Acquired In Place [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	361,242	366,886
Finite-Lived Intangible Assets, Accumulated Amortization	(101,122)	(58,705)
Amortizable intangible assets	260,120	308,181
Customer Relationships [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	33,615	33,622
Finite-Lived Intangible Assets, Accumulated Amortization	(7,544)	(6,192)
Amortizable intangible assets	26,071	27,430
Above Market Leases [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	195,985	202,693
Finite-Lived Intangible Assets, Accumulated Amortization	(46,688)	(25,767)
Amortizable intangible assets	149,297	176,926
Below Market Ground Leases [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	6,752	6,611
Finite-Lived Intangible Assets, Accumulated Amortization	(460)	(378)
Amortizable intangible assets	6,292	6,233
Below Market Leases [Member]
Amortizable Intangible Liability
Finite-Lived Intangible Liabilities, Gross	(65,148)	(65,812)
Finite Lived Intangible Liabilities Accumulated Amortization	13,001	9,400
Finite Lived Intangible Liabilities Net	$ (52,147)	$ (56,412)